S000008513 [Member] Investment Objectives and Goals - Nuveen California High Yield Municipal Bond Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen California High Yield Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide high current income exempt from regular federal, California state and, in some cases, California local income taxes.
Objective, Secondary [Text Block]	Total return is a secondary objective when consistent with the Fund's primary objective.